Plant and Equipment (Details Narrative) (PREMA LIFE PTY. LTD) (10-K) - PREMA LIFE PTY. LTD. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Depreciation		$ 4,372	$ 11,959	$ 10,938
Plant and equipment written off			$ 41,854